EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS (Tables)	9 Months Ended
Sep. 30, 2019
Postemployment Benefits [Abstract]
Summary of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2019 and 2018:

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2019	2018	2019	2018	2019	2018
	(in millions)
Service cost	$5	$6	$1	$1	$4	$3
Interest cost	19	18	3	5	—	1
Expected return on assets	(26)	(27)	(2)	(1)	—	—
Amortization of:
Prior service credit	1	—	(33)	(31)	—	1
Actuarial loss	17	18	1	2	—	—
Net periodic benefit cost	$16	$15	$(30)	$(24)	$4	$5

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018	2019	2018
	(in millions)
Service cost	$17	$19	$4	$4	$10	$11
Interest cost	57	54	11	19	2	2
Expected return on assets	(76)	(84)	(6)	(5)	—	—
Amortization of:
Prior service credit	1	(1)	(93)	(52)	1	1
Actuarial loss	51	56	1	5	—	1
Net periodic benefit cost	$50	$44	$(83)	$(29)	$13	$15